Leases - Schedule of Supplemental Balance Sheet to Leases (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Operating lease:
Operating lease right-of-use assets	$ 39,564	¥ 272,911	¥ 467,577
Current operating lease obligation	39,564	272,911	371,879
Noncurrent operating lease obligation			95,698
Present value of operating lease liabilities	$ 39,564	¥ 272,911	¥ 467,577
Weighted average discount rate	4.75%	4.75%
Weighted average remaining lease term (years)	9 months	9 months